Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Information
Segment Information

Note 14

Segment Information

AbbVie operates in one business segment—pharmaceutical products. Substantially all of AbbVie’s U.S. sales are to three wholesalers. Outside the United States, products are sold primarily to health care providers or through distributors, depending on the market served. Net sales of key products were as follows.

	Three months ended March 31,
(in millions)	2013	2012
HUMIRA	$2,244	$1,934
Synagis	345	346
AndroGel	240	232
Kaletra	219	221
Niaspan	186	191
Lupron	181	199
Sevoflurane	137	156
TriCor/TRILIPIX	128	254
Synthroid	119	129
Creon	90	68
Norvir	82	83
Zemplar	81	90
All other	277	270
Net sales	$4,329	$4,173

Note 14  Segment and Geographic Area Information

AbbVie operates in one business segment—pharmaceutical products. Substantially all of AbbVie's U.S. sales are to three wholesalers. Outside the United States, products are sold primarily to health care providers or through distributors, depending on the market served. Net sales of key products were as follows.

years ended December 31 (in millions)	2012	2011	2010

HUMIRA	$9,265	$7,932	$6,508
AndroGel	1,152	874	649
TriCor/TRILIPIX	1,098	1,372	1,355
Kaletra	1,013	1,170	1,223
Niaspan	911	976	927
Synagis	842	792	726
Lupron	800	810	741
Sevoflurane	602	665	664
Synthroid	551	522	451
Norvir	389	419	344
Zemplar	383	409	596
Creon	353	332	246
All other	1,021	1,171	1,208

Net sales	$18,380	$17,444	$15,638

Net sales to external customers, based on the country that sold the product, were as follows.

years ended December 31 (in millions)	2012	2011	2010

United States	$10,435	$9,712	$8,971
The Netherlands	776	904	845
Germany	756	701	635
Japan	718	616	484
United Kingdom	552	496	418
Spain	525	569	515
France	500	516	479
Canada	500	446	374
Brazil	434	382	287
Italy	408	428	385
All other countries	2,776	2,674	2,245

Net sales	$18,380	$17,444	$15,638

Long-lived assets, consisting of net property and equipment in the United States and Puerto Rico, totaled approximately $1.6 billion and $1.5 billion as of December 31, 2012 and 2011, respectively.